UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	May 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.1%
	Biotechnology - 80.8%
281,726	Adaptimmune Therapeutics plc - ADR (a)	$974,772
57,681	Allogene Therapeutics, Inc. (a)	1,512,973
14,566	Argenx SE - ADR (a)	1,800,795
35,301	Atara Biotherapeutics, Inc. (a)	784,035
11,452	BeiGene, Ltd. - ADR (a)	1,350,534
14,779	Bluebird Bio, Inc. (a)	1,772,298
79,454	Cellectis S.A. - ADR (a)	1,261,729
101,619	CytomX Therapeutics, Inc. (a)	981,640
143,296	Dynavax Technologies Corporation (a)	690,687
93,780	Fate Therapeutics, Inc. (a)	1,808,078
67,224	Forty Seven, Inc. (a)	760,304
152,377	Iovance Biotherapeutics, Inc. (a)	2,491,364
102,014	MacroGenics, Inc. (a)	1,870,937
36,322	Mirati Therapeutics, Inc. (a)	2,462,268
80,149	Moderna, Inc. (a)	1,665,496
53,815	MorphoSys AG - ADR (a)	1,292,098
39,549	Nektar Therapeutics (a)	1,238,675
24,676	Seattle Genetics, Inc. (a)	1,605,667
39,823	Xencor, Inc. (a)	1,228,141
69,975	Y-mAbs Therapeutics, Inc. (a)	1,425,391
		28,977,882
	Pharmaceutical - 19.3%
39,269	AstraZeneca plc - ADR	1,467,875
28,582	Bristol-Myers Squibb Company	1,296,765
22,623	Gilead Sciences, Inc.	1,408,282
19,364	Merck & Company, Inc.	1,533,822
3,988	Regeneron Pharmaceuticals, Inc. (a)	1,203,259
		6,910,003
	TOTAL COMMON STOCKS (Cost $38,867,468)	35,887,885

	SHORT-TERM INVESTMENTS - 0.0% +
1,465	First American Government Obligations Fund, X Class - 2.32% *	1,465
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,465)	1,465
	TOTAL INVESTMENTS - 100.1% (Cost $38,868,933)	35,889,350
	Liabilities in Excess of Other Assets - (0.1)%	(25,356)
	NET ASSETS - 100.0%	$35,863,994

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of May 31, 2019.

To the extent the Fund invests more heavily in particular indudstry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

+	Represents less than 0.05%of net assets.

	Loncar China BioPharma ETF
	Schedule of Investments
	May 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Biotechnology - 41.2%
65,000	3SBio, Inc.	$105,949
846	BeiGene, Ltd. - ADR (a)	99,769
22,652	CASI Pharmaceuticals, Inc. (a)	71,807
4,389	Cellular Biomedicine Group, Inc. (a)	70,048
1,387	China Biologic Products Holdings, Inc. (a)	124,567
72,000	Genscript Biotech Corporation (a)	155,561
4,848	Hutchison China MediTech, Ltd. - ADR (a)	133,853
40,500	Innovent Biologics, Inc. (a)	123,712
15,400	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	87,306
39,000	Shanghai Jushi Biosciences Company, Ltd. - H Shares (a)	142,758
129,000	Sino Biopharmaceutical, Ltd.	130,143
3,510	Zai Lab, Ltd. - ADR (a)	91,997
		1,337,470
	Biotechnology Services - 10.8%
105,000	Austar Lifesciences, Ltd. (a)	70,977
14,800	WuXi AppTec Company, Ltd. - H Shares	162,052
12,500	Wuxi Biologics Caymen, Inc. (a)	118,136
		351,165
	Pharmaceutical Distribution - 3.9%
34,000	Sinopharm Group Company, Ltd. - H Shares	127,708

	Pharmaceutical Manufacturing - 7.0%
120,000	SSY Group, Ltd.	95,351
26,400	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares	130,307
		225,658
	Pharmaceuticals - 36.9%
93,000	Ascletis Pharma, Inc. (a)	76,032
204,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.	119,685
109,000	China Medical System Holdings, Ltd.	95,924
79,500	China Resources Pharmaceutical Group, Ltd.	103,829
90,000	CSPC Pharmaceutical Group, Ltd.	145,092
28,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	116,956
33,900	Livzon Pharmaceutical Group, Inc. - H Shares	105,930
147,500	Luye Pharma Group, Ltd.	110,994
35,500	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	104,365
51,100	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	100,889
518,000	Sihuan Pharmaceutical Holdings Group, Ltd.	116,278
		1,195,974
	TOTAL COMMON STOCKS (Cost $3,626,389)	3,237,975

	SHORT-TERM INVESTMENTS - 0.2%
5,490	First American Government Obligations Fund, Class X - 2.32% *	5,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,490)	5,490
	TOTAL INVESTMENTS - 100.0% (Cost $3,631,879)	3,243,465
	Liabilities in Excess of Other Assets - 0.0% +	(188)
	NET ASSETS - 100.0%	$3,243,277

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of May 31, 2019.

To the extent the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that signifcantly affect those industry groups or strategies.

+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

Loncar Cancer Immunotherapy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,887,885	$-	$-	$35,887,885
Short-Term Investments	1,465	-	-	1,465
Total Investments in Securities	$35,889,350	$-	$-	$35,889,350
^See Schedule of Investments for breakout of investments by industry group classification.

Loncar China BioPharma ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,237,975	$-	$-	$3,237,975
Short-Term Investments	5,490	-	-	5,490
Total Investments in Securities	$3,243,465	$-	$-	$3,243,465
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended May 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)   /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         7/30/19

By (Signature and Title)*    /s/ Kristen M Weitzel
  Kristen M Weitzel, Treasurer (principal financial officer)

Date         7/30/19

* Print the name and title of each signing officer under his or her signature.